Other information about investments (Details 9)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EGP (ج.م.)	Dec. 31, 2017 TND (د.ت)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 VEF ( )	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000						€ 4,005,000,000
Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Arezzo Gas SpA(†)
Registered office		Arezzo
Country of operation		Italy
Share capital		€ 394,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		CePIM Centro Padano Interscambio Merci SpA
Registered office		Fontevivo (PR)
Country of operation		Italy
Share capital		€ 6,642,928.32
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		65.07%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		34.93%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Consorzio Operatori GPL di Napoli
Registered office		Napoli
Country of operation		Italy
Share capital		€ 102,000
Consolidation or valutation method	[1]	Co.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		25.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Costiero Gas Livorno SpA(†)
Registered office		Livorno
Country of operation		Italy
Share capital		€ 26,000,000
% Equity ratio		65.00%
Consolidation or valutation method	[1]	J.O.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		65.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		35.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Disma SpA
Registered office		Segrate (MI)
Country of operation		Italy
Share capital		€ 2,600,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member] | Eni Fuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Fuel SpA
% Ownership		25.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	PETRA SpA(†)
Registered office		Ravenna
Country of operation		Italy
Share capital		€ 723,100
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Petroven Srl(†)
Registered office		Genova
Country of operation		Italy
Share capital		€ 156,000
% Equity ratio		68.00%
Consolidation or valutation method	[1]	J.O.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		32.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		68.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Porto Petroli di Genova SpA
Registered office		Genova
Country of operation		Italy
Share capital		€ 2,068,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		59.50%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		40.50%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Raffineria di Milazzo ScpA(†)
Registered office		Milazzo (ME)
Country of operation		Italy
Share capital		€ 171,143,000
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		50.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	SeaPad SpA(†)
Registered office		Genova
Country of operation		Italy
Share capital		€ 12,400,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		20.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		80.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Seram SpA
Registered office		Fiumicino (RM)
Country of operation		Italy
Share capital		€ 852,000
Consolidation or valutation method	[1]	Co.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		25.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Sigea Sistema Integrato Genova Arquata SpA
Registered office		Genova
Country of operation		Italy
Share capital		€ 3,326,900
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		65.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership		35.00%
Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Termica Milazzo Srl(†)
Registered office		Milazzo (ME)
Country of operation		Italy
Share capital		€ 100,000
Shareholders		Raff. Milazzo ScpA
% Ownership		100.00%
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	AET -Raffineriebeteiligungs gesellschaft mbH(†)
Registered office		Schwedt (Germany)
Country of operation		Germany
Share capital		€ 27,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.67%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries One [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		33.33%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Bayernoil Raffineriegesellschaft mbH(†)
Registered office		Vohburg (Germany)
Country of operation		Germany
Share capital		€ 10,226,000
% Equity ratio		20.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Two [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch. GmbH
% Ownership		20.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	City Carburoil SA(†)
Registered office		Rivera (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 6,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.09%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Three [Member] | Eni Suisse SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Suisse SA
% Ownership		49.91%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Egyptian International Gas Technology Co
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.			ج.م. 100,000,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		60.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		40.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		ENEOS Italsing Pte Ltd
Registered office		Singapore (Singapore)
Country of operation		Singapore
Share capital | $						$ 12,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		77.50%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		22.50%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		FSH Flughafen Schwechat Hydranten-Gesellschaft OG
Registered office		Wien (Austria)
Country of operation		Austria
Share capital		€ 7,798,020.99
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		56.32%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Eni Market.A.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Market.A.GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Eni Mineralolh.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Six [Member] | Eni Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Austria GmbH
% Ownership		14.56%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Fuelling Aviation Services GIE
Registered office		Tremblay en France (France)
Country of operation		France
Share capital		€ 1
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		75.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Seven [Member] | Eni France Sarl [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni France Sàrl
% Ownership		25.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Mediterranée Bitumes SA
Registered office		Tunisi (Tunisia)
Country of operation		Tunisia
Share capital | د.ت				د.ت 1,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		66.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		34.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Routex BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 67,500
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		20.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Saraco SA
Registered office		Meyrin (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 420,000
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Ten [Member] | Eni Suisse SA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Suisse SA
% Ownership		20.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	Supermetanol CA(†)
Registered office		Jose Puerto La Cruz (Venezuela)
Country of operation		Venezuela
Share capital |							12,086,744.84
% Equity ratio		50.00%
Consolidation or valutation method	[1]	J.O.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		35.42%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ecofuel SpA
% Ownership	[2]	34.51%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Eleven [Member] | Supermetanol CA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Supermetanol CA
% Ownership		30.07%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name	[1]	TBG Tanklager Betriebsgesellschaft GmbH(†)
Registered office		Salzburg (Austria)
Country of operation		Austria
Share capital		€ 43,603.7
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Twelve [Member] | Eni Market.A.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Market.A.GmbH
% Ownership		50.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Weat Electronic Datenservice GmbH
Registered office		Düsseldorf (Germany)
Country of operation		Germany
Share capital		€ 409,034
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		80.00%
Outside Italy [Member] | Refining & Marketing [Member] | Subsidiaries Thirteen [Member] | Eni Deutsch.GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
% Ownership		20.00%

[1]	Jointly controlled entity.
[2]	Controlling interest: Ecofuel SpA 50.00 Third parties 50.00